Note Deposits (Summary of certificates of deposit by maturity) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deposits Abstract
2016	$ 4,895,697
2017	1,075,165
2018	696,467
2019	424,863
2020	1,003,422
2021 and thereafter	69,754
Total certificates of deposit	$ 8,165,368	$ 7,474,445